Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Segment Information
17.	Segment Information:

In the second quarter of 2023, the Company established its LPG carrier operations through the acquisition of two LPG carrier vessels. With effect from the second quarter of 2023, the Company operated in three reportable segments: (i) the Aframax/LR2 tanker segment, (ii) the Handysize tanker segment and (iii) the LPG carrier segment. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker reviews the operating results and allocates capital within the Company. Further, the transport of crude oil (carried by Aframax/LR2 tankers), refined petroleum products (carried by Handysize tanker vessels) and liquefied petroleum gas (carried by LPG carriers) has different characteristics. In addition, the nature of trade, trading routes, charterers and cargo handling of liquefied petroleum gas, refined petroleum products and crude oil differs.

As a result of the sale of the M/T Wonder Sirius (Note 5), the Company no longer has any Aframax/LR2 vessels and management has determined that the Company operates in two reportable segments: (i) the Handysize tanker segment and (ii) the LPG carrier segment. The Company presents the historical Aframax/LR2 tanker segment results in its financial statements.

The table below presents information about the Company’s reportable segments for the six months ended June 30, 2023 and 2024. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2023				Six months ended June 30, 2024
	Aframax/LR2 tanker segment	Handysize tanker segment	LPG carrier segment	Total	Aframax/LR2 tanker segment	Handysize tanker segment	LPG carrier segment	Total
Time charter revenues	$5,519,288	$—	$—	$5,519,288	$1,355	$—	$6,516,885	$6,518,240
Voyage charter revenues	1,032	—	388,087	389,119	—	—	1,310,662	1,310,662
Pool revenues	41,987,330	8,116,946	—	50,104,276	629,825	4,019,697	—	4,649,522
Total vessel revenues	$47,507,650	$8,116,946	$388,087	$56,012,683	$631,180	$4,019,697	$7,827,547	$12,478,424
Voyage expenses (including charges from related parties)	(834,590)	(104,980)	(302,546)	(1,242,116)	(23,741)	(156,626)	(920,035)	(1,100,402)
Vessel operating expenses	(8,013,227)	(2,852,712)	(324,356)	(11,190,295)	(352,940)	(1,135,874)	(3,420,534)	(4,909,348)
Management fees to related parties	(1,047,150)	(352,950)	(257,400)	(1,657,500)	(24,936)	(189,098)	(756,392)	(970,426)
Recovery of provision/(provision) for doubtful accounts	266,732	—	—	266,732	—	—	(25,369)	(25,369)
Depreciation and amortization	(2,805,193)	(850,371)	(130,120)	(3,785,684)	(35,305)	(463,714)	(1,855,612)	(2,354,631)
Gain on sale of vessels	40,548,776	—	—	40,548,776	19,559,432	—	—	19,559,432
Segments operating income/(loss)	$75,622,998	$3,955,933	$(626,335)	$78,952,596	$19,753,690	$2,074,385	$849,605	$22,677,680
Interest and finance costs				(668,815)				(283,104)
Interest income				1,210,769				4,328,318
Dividend income from related party				—				1,263,889
Foreign exchange losses				(21,352)				(2,281)
Dividend income on equity securities				—				4,136
Loss on equity securities				—				(13,837)
Less: Unallocated corporate general and administrative expenses (including related parties)				(1,841,586)				(4,698,176)
Net income and comprehensive income, before taxes				$77,631,612				$23,276,625

A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2023, and June 30, 2024, is as follows:

	As of December 31, 2023	As of June 30, 2024
Aframax/LR2 tanker segment	$22,802,392	$990,699
Handysize tanker segment	10,445,507	9,707,242
LPG carrier segment	71,651,775	69,749,676
Cash and cash equivalents(1)	151,757,138	189,187,618
Prepaid expenses and other assets(1)	51,447,318	53,772,950
Total assets	$308,104,130	$323,408,185

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.